[AMERICAN EXPRESS(R) LIFE INSURANCE LOGO]

AMERICAN EXPRESS

VARIABLE
SECOND-TO-DIE
LIFE INSURANCE(SM)

2002 ANNUAL REPORT

[AMERICAN EXPRESS(R) LOGO]

ISSUED BY: IDS LIFE INSURANCE COMPANY

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Variable Second-To-Die Life Insurance(SM) (comprised of subaccounts U, FEI, Y, V, IL, X, W, FBC, FBD, FCR, FCM, FDE, FEM, FEX, FFI, FGB, FGR, FIE, FMF, FND, FIV, FSM, FSA, FCA, FCD, FGI, FIR, FVL, FSB, FEG, FSC, FGC, FMP, FOS, FRE, FSV, FIF, FSE, FUE, FMC, FGT, FIG, FAG, FIP, FGW, FDS, FPH, FIN, FNO, FVS, FMI, FVA, FIC and FSP) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Variable Second-To-Die Life Insurance(SM) at December 31, 2002 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002                                                     U                FEI                Y
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $ 1,116,089,866   $     8,035,435   $    23,246,483
                                                               ---------------------------------------------------
    at market value                                            $   497,537,050   $     6,789,675   $    24,466,206
Dividends receivable                                                        --                --            75,578
Accounts receivable from IDS Life
  for contract purchase payments                                            --               874                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                       497,537,050         6,790,549        24,541,784
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     393,549             5,377            19,082
    Transaction charge                                                      --                --                --
    Contract terminations                                              160,350                --            56,067
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      553,899             5,377            75,149
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   496,983,151   $     6,785,172   $    24,466,635
==================================================================================================================
Accumulation units outstanding                                     193,612,368         8,661,372         8,992,967
==================================================================================================================
Net asset value per accumulation unit                          $          2.57   $          0.78   $          2.72
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002                                                     V                 IL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    90,427,457   $   287,055,536
                                                               ---------------------------------
    at market value                                            $    90,198,085   $   157,892,347
Dividends receivable                                                   392,845                --
Accounts receivable from IDS Life
  for contract purchase payments                                         1,599                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                        90,592,529       157,892,347
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      71,533           124,836
    Transaction charge                                                      --                --
    Contract terminations                                                   --           166,532
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                       71,533           291,368
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    90,520,996   $   157,600,979
================================================================================================
Accumulation units outstanding                                      32,956,860       125,215,682
================================================================================================
Net asset value per accumulation unit                          $          2.75   $          1.26
================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         X                W                 FBC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $   470,786,354   $    62,915,406   $     3,631,281
                                                               ---------------------------------------------------
    at market value                                            $   316,584,645   $    62,915,001   $     2,759,586
Dividends receivable                                                        --            55,852                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --                --                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                       316,584,645        62,970,853         2,759,586
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     250,527            49,800             2,167
    Transaction charge                                                      --                --                --
    Contract terminations                                               86,155           139,442               585
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      336,682           189,242             2,752
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   316,247,963   $    62,781,611   $     2,756,834
==================================================================================================================
Accumulation units outstanding                                     123,110,170        33,820,803         4,869,290
==================================================================================================================
Net asset value per accumulation unit                          $          2.57   $          1.86   $          0.57
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FBD               FCR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    30,384,555   $     1,526,517
                                                               ---------------------------------
    at market value                                            $    30,558,985   $     1,249,061
Dividends receivable                                                   128,755                --
Accounts receivable from IDS Life
  for contract purchase payments                                         6,832            12,801
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                        30,694,572         1,261,862
================================================================================================
LIABILITIES
Payable to IDS Life for:
     Mortality and expense risk fee                                     23,806               952
     Transaction charge                                                     --                --
     Contract terminations                                                  --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                       23,806               952
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    30,670,766   $     1,260,910
================================================================================================
Accumulation units outstanding                                      25,600,991         2,364,997
================================================================================================
Net asset value per accumulation unit                          $          1.20   $          0.53
================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FCM               FDE              FEM
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    31,882,220   $    32,087,356   $     1,296,811
                                                               ---------------------------------------------------
    at market value                                            $    31,881,943   $    26,941,627   $     1,194,805
Dividends receivable                                                    24,039                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        29,909                --                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                        31,935,891        26,941,627         1,194,805
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      24,940            21,018               921
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --            18,904               986
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       24,940            39,922             1,907
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    31,910,951   $    26,901,705   $     1,192,898
==================================================================================================================
Accumulation units outstanding                                      30,035,939        33,573,446         1,680,260
==================================================================================================================
Net asset value per accumulation unit                          $          1.06   $          0.80   $          0.71
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FEX               FFI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    17,041,218   $    18,434,414
                                                             -----------------------------------
    at market value                                            $    15,264,341   $    18,613,746
Dividends receivable                                                    63,066            44,522
Accounts receivable from IDS Life
  for contract purchase payments                                        31,245               647
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                        15,358,652        18,658,915
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      11,910            14,304
    Transaction charge                                                      --                --
    Contract terminations                                                   --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                       11,910            14,304
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    15,346,742   $    18,644,611
================================================================================================
Accumulation units outstanding                                      17,180,619        15,723,672
================================================================================================
Net asset value per accumulation unit                          $          0.89   $          1.19
================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002  (CONTINUED)                                       FGB               FGR                FIE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     5,994,054   $    17,300,583   $     1,793,498
                                                               ---------------------------------------------------
    at market value                                            $     6,379,571   $    11,401,213   $     1,326,367
Dividends receivable                                                    12,711                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                         5,717            22,723            10,075
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                         6,397,999        11,423,936         1,336,442
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
     Mortality and expense risk fee                                      4,881             8,802             1,028
     Transaction charge                                                     --                --                --
     Contract terminations                                                  --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4,881             8,802             1,028
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     6,393,118   $    11,415,134   $     1,335,414
==================================================================================================================
Accumulation units outstanding                                       5,216,842        29,572,798         2,713,240
==================================================================================================================
Net asset value per accumulation unit                          $          1.23   $          0.39   $          0.49
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002  (CONTINUED)                                       FMF               FND
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     4,667,221   $   122,514,770
                                                               ---------------------------------
    at market value                                            $     3,936,514   $    89,357,868
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                         1,538            39,142
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                         3,938,052        89,397,010
================================================================================================
LIABILITIES
Payable to IDS Life for:
     Mortality and expense risk fee                                      3,050            69,671
     Transaction charge                                                     --                --
     Contract terminations                                                  --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                        3,050            69,671
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     3,935,002   $    89,327,339
================================================================================================
Accumulation units outstanding                                       5,364,212       134,661,364
================================================================================================
Net asset value per accumulation unit                          $          0.73   $          0.66
================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FIV               FSM                FSA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    20,623,338   $     7,351,486   $     9,105,925
                                                               ---------------------------------------------------
    at market value                                            $    16,758,120   $     6,436,918   $     5,054,434
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        33,531             6,582             6,342
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                        16,791,651         6,443,500         5,060,776
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      13,048             5,009             3,951
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       13,048             5,009             3,951
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    16,778,603   $     6,438,491   $     5,056,825
==================================================================================================================
Accumulation units outstanding                                      27,756,744         8,488,884        13,006,846
==================================================================================================================
Net asset value per accumulation unit                          $          0.60   $          0.76   $          0.39
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FCA               FCD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     8,527,569   $     6,016,401
                                                               ---------------------------------
    at market value                                            $     5,944,889   $     4,858,222
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                         4,060             4,361
Receivable from mutual funds and portfolios
  for share redemptions                                                  4,636             3,788
------------------------------------------------------------------------------------------------
Total assets                                                         5,953,585         4,866,371
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       4,636             3,788
    Transaction charge                                                      --                --
    Contract terminations                                                   --                --
Payable to mutual funds and portfolios
  for investments purchased                                              4,060             4,361
------------------------------------------------------------------------------------------------
Total liabilities                                                        8,696             8,149
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     5,944,889   $     4,858,222
================================================================================================
Accumulation units outstanding                                      11,892,756         6,829,108
================================================================================================
Net asset value per accumulation unit                          $          0.50   $          0.71
================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FGI              FIR               FVL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $   395,517,435   $    13,802,019   $    58,656,310
                                                               ---------------------------------------------------
    at market value                                            $   278,192,718   $    10,871,673   $    53,869,187
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --             1,509            22,863
Receivable from mutual funds and portfolios
  for share redemptions                                                256,641             8,417            42,052
------------------------------------------------------------------------------------------------------------------
Total assets                                                       278,449,359        10,881,599        53,934,102
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     219,773             8,417            42,052
    Transaction charge                                                      --                --                --
    Contract terminations                                               36,868                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --             1,509            22,863
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      256,641             9,926            64,915
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   278,192,718   $    10,871,673   $    53,869,187
==================================================================================================================
Accumulation units outstanding                                     244,397,869        21,649,961        53,829,570
==================================================================================================================
Net asset value per accumulation unit                          $          1.14   $          0.50   $          1.00
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FSB               FEG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     2,434,194   $     1,857,756
                                                               ---------------------------------
    at market value                                            $     2,115,617   $     1,281,855
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                           149                --
Receivable from mutual funds and portfolios
  for share redemptions                                                  1,623             1,429
------------------------------------------------------------------------------------------------
Total assets                                                         2,117,389         1,283,284
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       1,623             1,002
    Transaction charge                                                      --                --
    Contract terminations                                                   --               427
Payable to mutual funds and portfolios
  for investments purchased                                                149                --
------------------------------------------------------------------------------------------------
Total liabilities                                                        1,772             1,429
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     2,115,617   $     1,281,855
================================================================================================
Accumulation units outstanding                                       2,711,762         2,255,579
================================================================================================
Net asset value per accumulation unit                          $          0.78   $          0.57
================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FSC               FGC              FMP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    28,938,753   $    40,445,607   $    57,035,794
                                                               ---------------------------------------------------
    at market value                                            $    14,650,684   $    35,778,638   $    53,068,324
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --            56,613            93,563
Receivable from mutual funds and portfolios
  for share redemptions                                                 19,256            27,501            41,091
------------------------------------------------------------------------------------------------------------------
Total assets                                                        14,669,940        35,862,752        53,202,978
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      11,494            27,501            41,091
    Transaction charge                                                      --                --                --
    Contract terminations                                                7,762                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --            56,613            93,563
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       19,256            84,114           134,654
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    14,650,684   $    35,778,638   $    53,068,324
==================================================================================================================
Accumulation units outstanding                                      19,146,292        48,404,887        52,717,294
==================================================================================================================
Net asset value per accumulation unit                          $          0.77   $          0.74   $          1.01
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FOS                FRE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     8,907,461   $    21,626,990
                                                               ---------------------------------
    at market value                                            $     6,848,293   $    21,320,133
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        21,339             8,670
Receivable from mutual funds and portfolios
  for share redemptions                                                  5,375            16,572
------------------------------------------------------------------------------------------------
Total assets                                                         6,875,007        21,345,375
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       5,375            16,572
    Transaction charge                                                      --                --
    Contract terminations                                                   --                --
Payable to mutual funds and portfolios
  for investments purchased                                             21,339             8,670
------------------------------------------------------------------------------------------------
Total liabilities                                                       26,714            25,242
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     6,848,293   $    21,320,133
================================================================================================
Accumulation units outstanding                                      12,600,509        17,026,636
================================================================================================
Net asset value per accumulation unit                          $          0.54   $          1.25
================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FSV               FIF              FSE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    10,669,406   $    27,012,791   $     5,639,548
                                                               ---------------------------------------------------
    at market value                                            $     9,772,500   $    19,316,039   $     5,020,373
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        38,473            48,591             2,232
Receivable from mutual funds and portfolios
  for share redemptions                                                  7,572            14,933             3,908
------------------------------------------------------------------------------------------------------------------
Total assets                                                         9,818,545        19,379,563         5,026,513
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       7,572            14,933             3,908
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                             38,473            48,591             2,232
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       46,045            63,524             6,140
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     9,772,500   $    19,316,039   $     5,020,373
==================================================================================================================
Accumulation units outstanding                                       8,487,677        26,610,114         5,662,269
==================================================================================================================
Net asset value per accumulation unit                          $          1.15   $          0.73   $          0.89
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FUE                FMC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    10,774,436   $    36,240,003
                                                               ---------------------------------
    at market value                                            $     8,707,447   $    33,964,748
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --           103,083
Receivable from mutual funds and portfolios
  for share redemptions                                                 16,829            26,145
------------------------------------------------------------------------------------------------
Total assets                                                         8,724,276        34,093,976
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       6,696            26,145
    Transaction charge                                                      --                --
    Contract terminations                                               10,133                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --           103,083
------------------------------------------------------------------------------------------------
Total liabilities                                                       16,829           129,228
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     8,707,447   $    33,964,748
================================================================================================
Accumulation units outstanding                                      14,219,530        27,025,236
================================================================================================
Net asset value per accumulation unit                          $          0.61   $          1.26
================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FGT               FIG              FAG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    10,328,318   $    27,157,360   $    13,811,171
                                                               ---------------------------------------------------
    at market value                                            $     4,639,229   $    19,225,861   $     7,587,482
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --            30,648                --
Receivable from mutual funds and portfolios
  for share redemptions                                                  4,933            15,042            11,477
------------------------------------------------------------------------------------------------------------------
Total assets                                                         4,644,162        19,271,551         7,598,959
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       3,643            15,042             5,975
    Transaction charge                                                      --                --                --
    Contract terminations                                                1,290                --             5,502
Payable to mutual funds and portfolios
  for investments purchased                                                 --            30,648                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4,933            45,690            11,477
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     4,639,229   $    19,225,861   $     7,587,482
==================================================================================================================
Accumulation units outstanding                                      17,739,916        41,200,191        23,672,628
==================================================================================================================
Net asset value per accumulation unit                          $          0.26   $          0.47   $          0.32
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FIP               FGW
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     6,930,167   $    20,232,712
                                                               ---------------------------------
    at market value                                            $     6,149,208   $    14,667,595
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                           990                --
Receivable from mutual funds and portfolios
  for share redemptions                                                  4,705            11,522
------------------------------------------------------------------------------------------------
Total assets                                                         6,154,903        14,679,117
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       4,705            11,479
    Transaction charge                                                      --                --
    Contract terminations                                                   --                43
Payable to mutual funds and portfolios
  for investments purchased                                                990                --
------------------------------------------------------------------------------------------------
Total liabilities                                                        5,695            11,522
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     6,149,208   $    14,667,595
================================================================================================
Accumulation units outstanding                                       9,601,053        29,771,097
================================================================================================
Net asset value per accumulation unit                          $          0.64   $          0.49
================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FDS              FPH               FIN
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    22,218,686   $     8,379,999   $    10,242,844
                                                               ---------------------------------------------------
    at market value                                            $    16,607,367   $     7,300,061   $     7,410,702
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        33,649             7,827            11,956
Receivable from mutual funds and portfolios
  for share redemptions                                                 12,932             5,596             5,764
------------------------------------------------------------------------------------------------------------------
Total assets                                                        16,653,948         7,313,484         7,428,422
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      12,932             5,596             5,764
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                             33,649             7,827            11,956
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       46,581            13,423            17,720
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    16,607,367   $     7,300,061   $     7,410,702
==================================================================================================================
Accumulation units outstanding                                      27,078,674         8,007,626        17,014,133
==================================================================================================================
Net asset value per accumulation unit                          $          0.61   $          0.91   $          0.44
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FNO               FVS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $   416,270,552   $    13,482,283
                                                               ---------------------------------
    at market value                                            $   188,118,825   $     8,007,962
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --             5,217
Receivable from mutual funds and portfolios
  for share redemptions                                                245,888             6,273
------------------------------------------------------------------------------------------------
Total assets                                                       188,364,713         8,019,452
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     148,861             6,273
    Transaction charge                                                      --                --
    Contract terminations                                               97,027                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --             5,217
------------------------------------------------------------------------------------------------
Total liabilities                                                      245,888            11,490
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   188,118,825   $     8,007,962
================================================================================================
Accumulation units outstanding                                     216,998,505        19,518,119
================================================================================================
Net asset value per accumulation unit                          $          0.87   $          0.41
================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      FMI               FVA                FIC               FSP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                  $    44,012,580   $    55,057,405   $    13,129,318    $    24,963,366
                                                             ----------------------------------------------------------------------
    at market value                                          $    38,595,459   $    50,192,815   $    10,436,642    $    22,248,432
Dividends receivable                                                      --                --                --                 --
Accounts receivable from IDS Life
  for contract purchase payments                                      73,266            40,092            13,281             35,087
Receivable from mutual funds and portfolios
  for share redemptions                                               29,956            39,208             8,077             17,295
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      38,698,681        50,272,115        10,458,000         22,300,814
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                    29,956            39,208             8,077             17,295
    Transaction charge                                                    --                --                --                 --
    Contract terminations                                                 --                --                --                 --
Payable to mutual funds and portfolios
  for investments purchased                                           73,266            40,092            13,281             35,087
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    103,222            79,300            21,358             52,382
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                           $    38,595,459   $    50,192,815   $    10,436,642    $    22,248,432
===================================================================================================================================
Accumulation units outstanding                                    30,315,944        39,899,629        21,097,274         23,134,139
===================================================================================================================================
Net asset value per accumulation unit                        $          1.27   $          1.26   $          0.49    $          0.96
===================================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                          U                 FEI                 Y
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     2,136,006    $        98,557    $       878,261
Variable account expenses                                            5,594,742             56,906            182,990
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (3,458,736)            41,651            695,271
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             81,619,471            773,000          2,396,696
    Cost of investments sold                                       157,271,324            881,940          2,345,377
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (75,651,853)          (108,940)            51,319
Distributions from capital gains                                            --             10,188                 --
Net change in unrealized appreciation or
  depreciation of investments                                     (202,733,971)        (1,354,229)           997,211
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (278,385,824)        (1,452,981)         1,048,530
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $  (281,844,560)   $    (1,411,330)   $     1,743,801
====================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ----------------------------------
YEAR ENDED DECEMBER 31, 2002                                          V                 IL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     4,680,782    $     1,385,540
Variable account expenses                                              821,572          1,682,320
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      3,859,210           (296,780)
=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             12,929,360         30,924,823
    Cost of investments sold                                        13,255,625         50,646,477
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      (326,265)       (19,721,654)
Distributions from capital gains                                            --                 --
Net change in unrealized appreciation or
  depreciation of investments                                        2,612,396        (17,555,508)
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       2,286,131        (37,277,162)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     6,145,341    $   (37,573,942)
=================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                              X                 W                  FBC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     6,566,146    $       834,145    $        20,957
Variable account expenses                                            3,380,481            579,766             23,100
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      3,185,665            254,379             (2,143)
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             54,158,691         21,798,324            316,722
    Cost of investments sold                                        72,399,727         21,797,786            409,187
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (18,241,036)               538            (92,465)
Distributions from capital gains                                            --              3,190                 --
Net change in unrealized appreciation or
  depreciation of investments                                      (93,833,945)            (3,610)          (593,974)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (112,074,981)               118           (686,439)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $  (108,889,316)   $       254,497    $      (688,582)
====================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ----------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                             FBD                FCR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     1,103,903    $         4,980
Variable account expenses                                              194,893              7,884
-------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                         909,010             (2,904)
=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              1,160,307             83,074
    Cost of investments sold                                         1,174,110            101,212
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (13,803)           (18,138)
Distributions from capital gains                                            --             53,422
Net change in unrealized appreciation or
  depreciation of investments                                          246,837           (247,126)
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         233,034           (211,842)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     1,142,044    $      (214,746)
=================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                             FCM                FDE                FEM
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $       305,288    $       359,102    $            --
Variable account expenses                                              240,353            197,206              6,822
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         64,935            161,896             (6,822)
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             16,451,635            451,605             63,880
    Cost of investments sold                                        16,451,886            517,748             69,605
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          (251)           (66,143)            (5,725)
Distributions from capital gains                                            --             61,829                 --
Net change in unrealized appreciation or
  depreciation of investments                                              257         (5,353,477)           (95,043)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               6         (5,357,791)          (100,768)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $        64,941    $    (5,195,895)   $      (107,590)
====================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ----------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                             FEX                FFI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $       881,969    $       295,146
Variable account expenses                                              103,486             92,124
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        778,483            203,022
=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                643,004          1,096,804
    Cost of investments sold                                           724,994          1,095,835
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (81,990)               969
Distributions from capital gains                                            --             77,261
Net change in unrealized appreciation or
  depreciation of investments                                       (1,462,757)           197,222
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (1,544,747)           275,452
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $      (766,264)   $       478,474
=================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FGB           FGR           FIE            FMF           FND
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $    175,253  $      8,770  $     12,305  $     83,565  $    431,116
Variable account expenses                                         32,894        90,743        10,758        27,880       737,455
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  142,359       (81,973)        1,547        55,685      (306,339)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          398,950       508,061       229,793       871,660     1,083,855
    Cost of investments sold                                     391,433       745,334       298,743     1,029,505     1,410,316
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   7,517      (237,273)      (68,950)     (157,845)     (326,461)
Distributions from capital gains                                      --            --         2,142       240,054        71,173
Net change in unrealized appreciation or
  depreciation of investments                                    393,540    (2,845,959)     (187,710)     (556,507)  (20,871,078)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   401,057    (3,083,232)     (254,518)     (474,298)  (21,126,366)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    543,416  $ (3,165,205) $   (252,971) $   (418,613) $(21,432,705)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FIV           FSM            FSA          FCA            FCD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $    139,299  $         --  $         --  $         --  $         --
Variable account expenses                                        122,662        48,544        45,946        47,088        40,502
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   16,637       (48,544)      (45,946)      (47,088)      (40,502)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          870,639       248,442       667,217       127,694       667,002
    Cost of investments sold                                   1,079,956       272,625     1,064,730       177,315       688,945
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (209,317)      (24,183)     (397,513)      (49,621)      (21,943)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (3,456,139)   (1,015,545)   (1,619,806)   (1,411,537)   (1,059,147)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (3,665,456)   (1,039,728)   (2,017,319)   (1,461,158)   (1,081,090)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (3,648,819) $ (1,088,272) $ (2,063,265) $ (1,508,246) $ (1,121,592)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                         FGI          FIR           FVL           FSB           FEG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $  1,019,928  $     55,704  $    322,999  $     61,691  $         --
Variable account expenses                                      2,813,231        79,644       411,434        14,166        12,078
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (1,793,303)      (23,940)      (88,435)       47,525       (12,078)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       36,786,702       591,985       176,823        92,593       156,758
    Cost of investments sold                                  49,315,386       673,123       201,637       104,306       209,232
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (12,528,684)      (81,138)      (24,814)      (11,713)      (52,474)
Distributions from capital gains                                      --            --     2,089,897            --            --
Net change in unrealized appreciation or
  depreciation of investments                                (42,851,730)   (1,982,363)   (8,859,422)     (238,034)     (430,417)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (55,380,414)   (2,063,501)   (6,794,339)     (249,747)     (482,891)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $(57,173,717) $ (2,087,441) $ (6,882,774) $   (202,222) $   (494,969)
================================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FSC           FGC           FMP           FOS           FRE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $    200,149  $    247,570  $     31,873  $    361,064
Variable account expenses                                        142,505       228,755       376,298        53,843       127,387
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (142,505)      (28,606)     (128,728)      (21,970)      233,677
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          851,032       105,176       289,763       419,104       148,553
    Cost of investments sold                                   1,631,011       130,273       332,205       539,255       152,900
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (779,979)      (25,097)      (42,442)     (120,151)       (4,347)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (6,097,812)   (4,582,253)   (4,996,619)   (1,373,416)     (560,459)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (6,877,791)   (4,607,350)   (5,039,061)   (1,493,567)     (564,806)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (7,020,296) $ (4,635,956) $ (5,167,789) $ (1,515,537) $   (331,129)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FSV           FIF           FSE           FUE           FMC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $     25,649  $    241,508  $     14,848  $     55,177  $    359,048
Variable account expenses                                         62,839       137,709        37,038        62,610       215,426
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (37,190)      103,799       (22,190)       (7,433)      143,622
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          101,513       318,755       195,081       227,834         7,540
    Cost of investments sold                                     115,634       439,949       209,989       261,988         8,508
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (14,121)     (121,194)      (14,908)      (34,154)         (968)
Distributions from capital gains                                 179,419            --            --            --       104,748
Net change in unrealized appreciation or
  depreciation of investments                                 (1,124,123)   (3,537,839)     (762,604)   (1,750,531)   (2,412,063)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (958,825)   (3,659,033)     (777,512)   (1,784,685)   (2,308,283)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (996,015) $ (3,555,234) $   (799,702) $ (1,792,118) $ (2,164,661)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FGT           FIG           FAG           FIP           FGW
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $    131,584  $         --  $      4,101  $         --
Variable account expenses                                         44,738       163,581        67,920        40,510       123,946
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (44,738)      (31,997)      (67,920)      (36,409)     (123,946)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          364,112       448,795       513,328       126,608       547,180
    Cost of investments sold                                     750,140       613,331       922,925       144,481       754,169
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (386,028)     (164,536)     (409,597)      (17,873)     (206,989)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (2,361,491)   (5,506,829)   (2,143,028)     (500,117)   (4,425,110)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (2,747,519)   (5,671,365)   (2,552,625)     (517,990)   (4,632,099)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (2,792,257) $ (5,703,362) $ (2,620,545) $   (554,399) $ (4,756,045)
================================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FDS           FPH           FIN           FNO           FVS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $    571,833  $     41,348  $         --  $         --
Variable account expenses                                        132,690        50,349        61,487     2,025,703        73,331
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (132,690)      521,484       (20,139)   (2,025,703)      (73,331)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          163,166       523,834       261,210    27,539,292       465,151
    Cost of investments sold                                     222,480       643,391       355,903    54,782,982       729,210
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (59,314)     (119,557)      (94,693)  (27,243,690)     (264,059)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (5,680,709)     (463,847)     (955,096)  (59,062,276)   (2,798,205)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (5,740,023)     (583,404)   (1,049,789)  (86,305,966)   (3,062,264)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (5,872,713) $    (61,920) $ (1,069,928) $(88,331,669) $ (3,135,595)
================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FMI           FVA           FIC           FSP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $     92,590  $         --  $         --
Variable account expenses                                        263,942       380,913        69,448       152,495
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (263,942)     (288,323)      (69,448)     (152,495)
==================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          113,653       656,659        35,785        55,599
    Cost of investments sold                                     128,327       794,819        42,097        64,800
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (14,674)     (138,160)       (6,312)       (9,201)
Distributions from capital gains                               1,167,274       806,428            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (6,719,299)   (6,300,934)   (1,301,980)   (3,330,666)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (5,566,699)   (5,632,666)   (1,308,292)   (3,339,867)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (5,830,641) $ (5,920,989) $ (1,377,740) $ (3,492,362)
==================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                            U              FEI               Y               V              IL
OPERATIONS
Investment income (loss) -- net                   $  (3,458,736)   $     41,651    $    695,271    $  3,859,210    $   (296,780)
Net realized gain (loss) on sales of investments    (75,651,853)       (108,940)         51,319        (326,265)    (19,721,654)
Distributions from capital gains                             --          10,188              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      (202,733,971)     (1,354,229)        997,211       2,612,396     (17,555,508)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (281,844,560)     (1,411,330)      1,743,801       6,145,341     (37,573,942)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           95,731,540       1,166,801       3,390,353       9,668,214      29,405,348
Net transfers(1)                                    (77,061,576)      2,214,983       4,543,025      (7,317,612)    (32,847,926)
Transfers for policy loans                             (686,270)        (19,747)       (161,898)       (323,627)       (308,658)
Policy charges                                      (44,713,552)       (343,164)     (1,858,827)     (7,211,364)    (11,715,893)
Contract terminations:
   Surrender benefits                               (30,968,744)       (238,913)     (1,116,402)     (4,442,066)     (8,428,171)
   Death benefits                                      (440,116)           (279)       (144,535)        (64,880)       (104,890)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (58,138,718)      2,779,681       4,651,716      (9,691,335)    (24,000,190)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     836,966,429       5,416,821      18,071,118      94,066,990     219,175,111
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 496,983,151    $  6,785,172    $ 24,466,635    $ 90,520,996    $157,600,979
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              213,092,229       5,554,108       7,243,693      36,653,025     142,156,788
Contract purchase payments                           31,306,395       1,338,482       1,301,395       3,670,484      20,938,593
Net transfers(1)                                    (24,509,042)      2,501,005       1,731,142      (2,517,325)    (22,843,893)
Transfers for policy loans                             (181,903)        (15,586)        (62,529)       (123,354)       (202,456)
Policy charges                                      (15,335,877)       (410,648)       (721,352)     (2,979,984)     (8,326,094)
Contract terminations:
   Surrender benefits                               (10,614,655)       (305,646)       (441,732)     (1,721,027)     (6,431,933)
   Death benefits                                      (144,779)           (343)        (57,650)        (24,959)        (75,323)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    193,612,368       8,661,372       8,992,967      32,956,860     125,215,682
===============================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 X               W              FBC             FBD             FCR
OPERATIONS
Investment income (loss) -- net                   $   3,185,665    $    254,379    $     (2,143)   $    909,010    $     (2,904)
Net realized gain (loss) on sales of investments    (18,241,036)            538         (92,465)        (13,803)        (18,138)
Distributions from capital gains                             --           3,190              --              --          53,422
Net change in unrealized appreciation or
  depreciation of investments                       (93,833,945)         (3,610)       (593,974)        246,837        (247,126)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (108,889,316)        254,497        (688,582)      1,142,044        (214,746)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           48,159,023      32,206,979         955,833       5,325,066         402,483
Net transfers(1)                                    (43,671,924)    (24,379,490)        351,833      13,504,880         544,660
Transfers for policy loans                             (365,028)        192,292          (6,723)        (90,970)          1,107
Policy charges                                      (28,720,553)     (9,208,192)       (179,161)     (1,604,334)        (78,964)
Contract terminations:
   Surrender benefits                               (19,097,464)     (4,585,952)        (46,124)     (1,071,696)        (17,390)
   Death benefits                                      (215,338)        (81,333)             --          (2,173)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (43,911,284)     (5,855,696)      1,075,658      16,060,773         851,896
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     469,048,563      68,382,810       2,369,758      13,467,949         623,760
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 316,247,963    $ 62,781,611    $  2,756,834    $ 30,670,766    $  1,260,910
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              138,520,260      36,982,375       3,208,105      11,757,707         904,089
Contract purchase payments                           16,730,765      17,377,958       1,510,786       4,585,870         690,725
Net transfers(1)                                    (14,644,965)    (12,814,571)        525,842      11,696,382         932,273
Transfers for policy loans                             (113,188)        104,243          (9,576)        (77,507)          1,900
Policy charges                                      (10,409,788)     (5,198,516)       (273,595)     (1,398,350)       (128,735)
Contract terminations:
   Surrender benefits                                (6,896,772)     (2,586,813)        (92,272)       (961,208)        (35,255)
   Death benefits                                       (76,142)        (43,873)             --          (1,903)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    123,110,170      33,820,803       4,869,290      25,600,991       2,364,997
===============================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FCM             FDE             FEM             FEX             FFI
OPERATIONS
Investment income (loss) -- net                   $      64,935    $    161,896    $     (6,822)   $    778,483    $    203,022
Net realized gain (loss) on sales of investments           (251)        (66,143)         (5,725)        (81,990)            969
Distributions from capital gains                             --          61,829              --              --          77,261
Net change in unrealized appreciation or
  depreciation of investments                               257      (5,353,477)        (95,043)     (1,462,757)        197,222
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              64,941      (5,195,895)       (107,590)       (766,264)        478,474
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           19,252,601       6,114,151         239,950       2,725,991       3,274,944
Net transfers(1)                                     (4,657,881)     12,999,878         846,234       7,049,573      11,312,355
Transfers for policy loans                              (64,465)        (20,265)        (16,741)        (68,298)        (75,622)
Policy charges                                       (3,448,427)     (1,121,818)        (37,793)       (572,680)       (778,921)
Contract terminations:
   Surrender benefits                                (2,093,933)       (532,706)        (11,419)       (167,727)       (379,258)
   Death benefits                                        (5,398)        (15,247)             --          (4,022)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        8,982,497      17,423,993       1,020,231       8,962,837      13,353,498
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      22,863,513      14,673,607         280,257       7,150,169       4,812,639
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  31,910,951    $ 26,901,705    $  1,192,898    $ 15,346,742    $ 18,644,611
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               21,573,484      14,694,932         369,932       7,416,277       4,256,663
Contract purchase payments                           18,136,418       6,957,167         318,227       3,027,795       2,819,566
Net transfers(1)                                     (4,373,454)     14,043,367       1,085,064       7,659,637       9,721,993
Transfers for policy loans                              (60,514)        (19,186)        (23,819)        (71,808)        (65,277)
Policy charges                                       (3,170,360)     (1,437,998)        (50,352)       (633,750)       (675,764)
Contract terminations:
   Surrender benefits                                (2,064,549)       (649,713)        (18,792)       (212,884)       (333,509)
   Death benefits                                        (5,086)        (15,123)             --          (4,648)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     30,035,939      33,573,446       1,680,260      17,180,619      15,723,672
===============================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FGB             FGR             FIE             FMF             FND
OPERATIONS
Investment income (loss) -- net                   $     142,359    $    (81,973)   $      1,547    $     55,685    $   (306,339)
Net realized gain (loss) on sales of investments          7,517        (237,273)        (68,950)       (157,845)       (326,461)
Distributions from capital gains                             --              --           2,142         240,054          71,173
Net change in unrealized appreciation or
  depreciation of investments                           393,540      (2,845,959)       (187,710)       (556,507)    (20,871,078)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             543,416      (3,165,205)       (252,971)       (418,613)    (21,432,705)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              837,382       4,070,684         517,429         982,162      26,643,198
Net transfers(1)                                      3,582,827       1,827,195         196,836       1,131,914      21,072,783
Transfers for policy loans                              (47,349)        (36,629)         (3,431)         (5,504)       (250,519)
Policy charges                                         (160,490)       (760,542)        (92,144)       (261,828)     (5,765,580)
Contract terminations:
   Surrender benefits                                   (18,228)       (210,986)        (23,577)       (230,787)     (1,819,199)
   Death benefits                                        (1,570)         (1,931)             --              --         (67,669)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        4,192,572       4,887,791         595,113       1,615,957      39,813,014
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,657,130       9,692,548         993,272       2,737,658      70,947,030
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   6,393,118    $ 11,415,134    $  1,335,414    $  3,935,002    $ 89,327,339
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,540,868      18,389,620       1,636,061       3,220,759      82,787,454
Contract purchase payments                              739,166       9,291,047         933,461       1,275,504      35,742,459
Net transfers(1)                                      3,137,265       4,452,455         410,579       1,529,993      27,170,448
Transfers for policy loans                              (43,024)        (83,427)         (5,557)         (6,394)       (328,271)
Policy charges                                         (137,137)     (1,753,104)       (191,587)       (324,624)     (7,443,250)
Contract terminations:
   Surrender benefits                                   (18,919)       (719,010)        (69,717)       (331,026)     (3,179,361)
   Death benefits                                        (1,377)         (4,783)             --              --         (88,115)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      5,216,842      29,572,798       2,713,240       5,364,212     134,661,364
===============================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FIV             FSM             FSA             FCA             FCD
OPERATIONS
Investment income (loss) -- net                   $      16,637    $    (48,544)   $    (45,946)   $    (47,088)   $    (40,502)
Net realized gain (loss) on sales of investments       (209,317)        (24,183)       (397,513)        (49,621)        (21,943)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (3,456,139)     (1,015,545)     (1,619,806)     (1,411,537)     (1,059,147)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (3,648,819)     (1,088,272)     (2,063,265)     (1,508,246)     (1,121,592)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,298,291       1,713,118       2,232,373       2,176,934       1,393,044
Net transfers(1)                                      8,270,312       2,284,010        (258,133)      1,404,267       1,117,089
Transfers for policy loans                                  152         (25,554)        (29,898)        (21,030)        (18,984)
Policy charges                                         (817,604)       (294,806)       (456,636)       (376,367)       (226,629)
Contract terminations:
   Surrender benefits                                  (734,786)        (85,021)       (100,726)       (104,315)       (106,123)
   Death benefits                                            --              --              --          (6,592)        (11,323)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       11,016,365       3,591,747       1,386,980       3,072,897       2,147,074
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       9,411,057       3,935,016       5,733,110       4,380,238       3,832,740
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  16,778,603    $  6,438,491    $  5,056,825    $  5,944,889    $  4,858,222
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               11,971,050       4,264,159       9,944,622       6,567,435       4,198,547
Contract purchase payments                            6,389,451       2,052,276       4,914,288       3,849,329       1,715,476
Net transfers(1)                                     11,789,109       2,673,027        (523,488)      2,395,416       1,364,351
Transfers for policy loans                               (5,114)        (28,371)        (59,129)        (35,690)        (20,136)
Policy charges                                       (1,179,364)       (344,473)       (897,800)       (600,934)       (275,611)
Contract terminations:
   Surrender benefits                                (1,208,388)       (127,734)       (371,647)       (270,087)       (137,702)
   Death benefits                                            --              --              --         (12,713)        (15,817)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     27,756,744       8,488,884      13,006,846      11,892,756       6,829,108
===============================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FGI             FIR             FVL             FSB             FEG
OPERATIONS
Investment income (loss) -- net                   $  (1,793,303)   $    (23,940)   $    (88,435)   $     47,525    $    (12,078)
Net realized gain (loss) on sales of investments    (12,528,684)        (81,138)        (24,814)        (11,713)        (52,474)
Distributions from capital gains                             --              --       2,089,897              --              --
Net change in unrealized appreciation or
  depreciation of investments                       (42,851,730)     (1,982,363)     (8,859,422)       (238,034)       (430,417)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (57,173,717)     (2,087,441)     (6,882,774)       (202,222)       (494,969)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           58,199,548       2,900,939      11,116,679         562,171         457,811
Net transfers(1)                                    (43,334,970)      4,303,469      20,524,793         827,258         (28,218)
Transfers for policy loans                           (1,051,444)        (32,946)       (162,480)            726          (6,398)
Policy charges                                      (21,126,049)       (428,398)     (2,381,868)        (94,158)        (83,379)
Contract terminations:
   Surrender benefits                               (12,587,052)       (201,814)     (1,078,722)        (37,419)        (19,530)
   Death benefits                                      (207,009)         (1,102)         (1,523)         (7,203)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (20,106,976)      6,540,148      28,016,879       1,251,375         320,286
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     355,473,411       6,418,966      32,735,082       1,066,464       1,456,538
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 278,192,718    $ 10,871,673    $ 53,869,187    $  2,115,617    $  1,281,855
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              261,262,748      10,087,043      28,326,280       1,189,738       1,795,308
Contract purchase payments                           46,921,203       5,190,061      10,469,275         688,577         699,070
Net transfers(1)                                    (34,919,316)      7,638,420      18,643,410       1,005,422         (68,558)
Transfers for policy loans                             (849,990)        (60,065)       (151,966)            882          (8,712)
Policy charges                                      (16,546,546)       (799,302)     (2,331,935)       (114,845)       (117,811)
Contract terminations:
   Surrender benefits                               (11,304,051)       (404,161)     (1,124,025)        (48,840)        (43,718)
   Death benefits                                      (166,179)         (2,035)         (1,469)         (9,172)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    244,397,869      21,649,961      53,829,570       2,711,762       2,255,579
===============================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FSC             FGC             FMP             FOS             FRE
OPERATIONS
Investment income (loss) -- net                   $    (142,505)   $    (28,606)   $   (128,728)   $    (21,970)   $    233,677
Net realized gain (loss) on sales of investments       (779,979)        (25,097)        (42,442)       (120,151)         (4,347)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (6,097,812)     (4,582,253)     (4,996,619)     (1,373,416)       (560,459)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (7,020,296)     (4,635,956)     (5,167,789)     (1,515,537)       (331,129)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,383,885       8,365,633      13,327,636       2,096,060       4,375,065
Net transfers(1)                                         79,138      19,523,010      21,608,096       2,311,171      11,504,057
Transfers for policy loans                              (39,125)        (30,660)        (62,583)        (28,864)        (21,834)
Policy charges                                         (977,841)     (1,406,929)     (2,297,799)       (328,258)       (727,733)
Contract terminations:
   Surrender benefits                                  (348,867)       (725,646)       (978,449)       (101,754)       (270,313)
   Death benefits                                        (1,047)         (4,871)        (22,955)            (23)         (9,122)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,096,143      25,720,537      31,573,946       3,948,332      14,850,120
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      18,574,837      14,694,057      26,662,167       4,415,498       6,801,142
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  14,650,684    $ 35,778,638    $ 53,068,324    $  6,848,293    $ 21,320,133
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               15,951,767      16,412,651      23,650,921       6,414,482       5,495,055
Contract purchase payments                            4,914,668      10,648,379      12,544,238       3,401,969       3,430,106
Net transfers(1)                                       (146,775)     24,279,508      19,836,680       3,732,095       8,961,187
Transfers for policy loans                              (44,704)        (44,128)        (59,455)        (50,314)        (17,900)
Policy charges                                       (1,024,624)     (1,877,759)     (2,194,641)       (698,017)       (601,337)
Contract terminations:
   Surrender benefits                                  (502,742)     (1,007,303)     (1,039,591)       (199,666)       (233,365)
   Death benefits                                        (1,298)         (6,461)        (20,858)            (40)         (7,110)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     19,146,292      48,404,887      52,717,294      12,600,509      17,026,636
===============================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FSV             FIF             FSE             FUE             FMC
OPERATIONS
Investment income (loss) -- net                   $     (37,190)   $    103,799    $    (22,190)   $     (7,433)   $    143,622
Net realized gain (loss) on sales of investments        (14,121)       (121,194)        (14,908)        (34,154)           (968)
Distributions from capital gains                        179,419              --              --              --         104,748
Net change in unrealized appreciation or
  depreciation of investments                        (1,124,123)     (3,537,839)       (762,604)     (1,750,531)     (2,412,063)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (996,015)     (3,555,234)       (799,702)     (1,792,118)     (2,164,661)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,815,493       4,258,108       1,521,119       2,499,848       7,194,529
Net transfers(1)                                      5,582,174       8,434,821       2,052,501       3,594,936      18,717,987
Transfers for policy loans                                2,466         (76,008)        (42,830)         (7,223)        (73,703)
Policy charges                                         (346,469)       (774,609)       (230,988)       (365,433)     (1,210,194)
Contract terminations:
   Surrender benefits                                  (131,902)       (294,593)        (67,812)       (154,113)       (595,281)
   Death benefits                                            --          (4,253)             --              --             (24)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        6,921,762      11,543,466       3,231,990       5,568,015      24,033,314
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,846,753      11,327,807       2,588,085       4,931,550      12,096,095
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   9,772,500    $ 19,316,039    $  5,020,373    $  8,707,447    $ 33,964,748
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,004,254      12,595,870       2,459,460       6,233,984       9,095,024
Contract purchase payments                            1,491,564       5,256,306       1,548,403       3,665,606       5,467,752
Net transfers(1)                                      4,387,634      10,193,397       2,006,481       5,122,844      13,933,901
Transfers for policy loans                                2,316         (94,123)        (40,575)         (9,185)        (57,411)
Policy charges                                         (282,796)       (912,186)       (230,336)       (539,687)       (928,747)
Contract terminations:
   Surrender benefits                                  (115,295)       (424,251)        (81,164)       (254,032)       (485,264)
   Death benefits                                            --          (4,899)             --              --             (19)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,487,677      26,610,114       5,662,269      14,219,530      27,025,236
===============================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FGT             FIG             FAG             FIP             FGW
OPERATIONS
Investment income (loss) -- net                   $     (44,738)   $    (31,997)   $    (67,920)   $    (36,409)   $   (123,946)
Net realized gain (loss) on sales of investments       (386,028)       (164,536)       (409,597)        (17,873)       (206,989)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (2,361,491)     (5,506,829)     (2,143,028)       (500,117)     (4,425,110)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (2,792,257)     (5,703,362)     (2,620,545)       (554,399)     (4,756,045)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,054,920       5,926,924       2,981,252       1,371,755       4,247,058
Net transfers(1)                                         89,117       4,744,517         187,701       2,630,879       4,840,057
Transfers for policy loans                              (39,912)        (53,346)        (28,365)        (14,137)        (49,254)
Policy charges                                         (352,074)     (1,044,772)       (567,402)       (188,942)       (758,596)
Contract terminations:
   Surrender benefits                                  (114,441)       (400,659)       (151,808)       (106,613)       (378,039)
   Death benefits                                          (100)         (3,687)             --              --          (6,699)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,637,510       9,168,977       2,421,378       3,692,942       7,894,527
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,793,976      15,760,246       7,786,649       3,010,665      11,529,113
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   4,639,229    $ 19,225,861    $  7,587,482    $  6,149,208    $ 14,667,595
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               12,968,976      24,849,108      17,310,233       4,159,385      16,763,506
Contract purchase payments                            6,247,766      11,116,744       8,233,213       2,028,554       7,438,324
Net transfers(1)                                        198,020       8,286,843         279,956       3,874,496       7,734,967
Transfers for policy loans                             (129,316)        (99,459)        (76,402)        (19,926)        (89,787)
Policy charges                                       (1,051,698)     (2,068,429)     (1,462,371)       (269,538)     (1,375,655)
Contract terminations:
   Surrender benefits                                  (493,587)       (878,223)       (612,001)       (171,918)       (688,613)
   Death benefits                                          (245)         (6,393)             --              --         (11,645)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     17,739,916      41,200,191      23,672,628       9,601,053      29,771,097
===============================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FDS             FPH             FIN             FNO             FVS
OPERATIONS
Investment income (loss) -- net                   $    (132,690)   $    521,484    $    (20,139)   $ (2,025,703)   $    (73,331)
Net realized gain (loss) on sales of investments        (59,314)       (119,557)        (94,693)    (27,243,690)       (264,059)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (5,680,709)       (463,847)       (955,096)    (59,062,276)     (2,798,205)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (5,872,713)        (61,920)     (1,069,928)    (88,331,669)     (3,135,595)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,955,293       1,143,895       2,649,452      52,462,744       3,494,876
Net transfers(1)                                      6,756,339       2,267,804         297,680     (38,450,861)         19,258
Transfers for policy loans                              (94,539)          9,261         (38,967)       (526,910)        (47,652)
Policy charges                                         (884,240)       (332,069)       (449,210)    (16,053,502)       (565,665)
Contract terminations:
   Surrender benefits                                  (335,378)        (94,190)       (114,724)     (8,682,280)       (156,766)
   Death benefits                                          (170)             --          (1,355)       (128,627)         (3,898)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       10,397,305       2,994,701       2,342,876     (11,379,436)      2,740,153
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      12,082,775       4,367,280       6,137,754     287,829,930       8,403,404
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  16,607,367    $  7,300,061    $  7,410,702    $188,118,825    $  8,007,962
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               13,315,317       4,713,296      12,061,934     229,365,799      14,086,969
Contract purchase payments                            6,907,771       1,260,003       5,626,242      51,731,468       7,249,921
Net transfers(1)                                      8,779,358       2,509,180         638,223     (38,429,942)       (169,741)
Transfers for policy loans                             (130,623)         10,270         (82,277)       (509,901)       (100,837)
Policy charges                                       (1,230,477)       (352,800)       (889,838)    (15,336,383)     (1,096,568)
Contract terminations:
   Surrender benefits                                  (562,442)       (132,323)       (337,099)     (9,699,077)       (442,326)
   Death benefits                                          (230)             --          (3,052)       (123,459)         (9,299)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     27,078,674       8,007,626      17,014,133     216,998,505      19,518,119
===============================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FMI             FVA             FIC             FSP
OPERATIONS
Investment income (loss) -- net                   $    (263,942)   $   (288,323)   $    (69,448)   $   (152,495)
Net realized gain (loss) on sales of investments        (14,674)       (138,160)         (6,312)         (9,201)
Distributions from capital gains                      1,167,274         806,428              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (6,719,299)     (6,300,934)     (1,301,980)     (3,330,666)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (5,830,641)     (5,920,989)     (1,377,740)     (3,492,362)
===============================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            8,945,203      12,223,281       2,711,729       5,529,799
Net transfers(1)                                     23,659,920      19,094,109       4,894,676      11,625,084
Transfers for policy loans                             (172,957)        (59,042)        (30,761)        (46,926)
Policy charges                                       (1,603,787)     (2,206,700)       (366,706)       (866,852)
Contract terminations:
   Surrender benefits                                  (735,715)       (963,175)       (119,328)       (411,502)
   Death benefits                                       (17,454)        (28,195)           (653)         (1,143)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       30,075,210      28,060,278       7,088,957      15,828,460
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      14,350,890      28,053,526       4,725,425       9,912,334
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  38,595,459    $ 50,192,815    $ 10,436,642    $ 22,248,432
===============================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                9,732,936      19,730,635       8,156,564       8,497,427
Contract purchase payments                            6,493,401       9,159,506       5,024,147       5,341,239
Net transfers(1)                                     16,031,448      13,580,936       8,900,935      10,713,041
Transfers for policy loans                             (119,141)        (43,958)        (57,882)        (35,777)
Policy charges                                       (1,211,146)     (1,711,109)       (658,831)       (937,060)
Contract terminations:
   Surrender benefits                                  (600,657)       (795,599)       (266,356)       (443,528)
   Death benefits                                       (10,897)        (20,782)         (1,303)         (1,203)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     30,315,944      39,899,629      21,097,274      23,134,139
===============================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                              U              FEI              Y               V               IL
OPERATIONS
Investment income (loss) -- net                    $    (7,089,703)  $     10,333    $    671,501    $  4,882,460    $     80,755
Net realized gain (loss) on sales of investments       (21,494,097)         6,397          37,135        (268,603)    (10,672,282)
Distributions from capital gains                       124,530,218          5,453              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                         (499,021,511)        22,703          38,981       1,711,632     (81,853,458)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (403,075,093)        44,886         747,617       6,325,489     (92,444,985)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             125,669,182        908,744       3,057,507      11,570,273      41,530,379
Net transfers(1)                                       (33,479,600)     1,212,682       3,005,337       1,549,651     (24,474,987)
Transfers for policy loans                              (4,772,104)       (21,278)        (70,713)       (422,424)       (822,398)
Policy charges                                         (48,409,334)      (190,204)     (1,466,997)     (6,522,269)    (12,553,814)
Contract terminations:
   Surrender benefits                                  (43,712,938)       (58,155)       (736,799)     (3,772,886)    (11,949,335)
   Death benefits                                         (567,404)            --          (8,257)       (137,243)       (144,230)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (5,272,198)     1,851,789       3,780,078       2,265,102      (8,414,385)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,245,313,720      3,520,146      13,543,423      85,476,399     320,034,481
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $   836,966,429   $  5,416,821    $ 18,071,118    $ 94,066,990    $219,175,111
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 215,262,312      3,643,219       5,713,325      35,690,327     148,300,821
Contract purchase payments                              29,608,487        937,471       1,248,917       4,634,471      24,317,212
Net transfers(1)                                        (8,397,318)     1,261,373       1,239,290         921,055     (15,063,662)
Transfers for policy loans                              (1,020,493)       (22,658)        (29,089)       (170,621)       (457,116)
Policy charges                                         (11,646,215)      (199,373)       (620,609)     (2,831,239)     (7,482,567)
Contract terminations:
   Surrender benefits                                  (10,568,123)       (65,924)       (304,769)     (1,538,485)     (7,358,973)
   Death benefits                                         (146,421)            --          (3,372)        (52,483)        (98,927)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       213,092,229      5,554,108       7,243,693      36,653,025     142,156,788
=================================================================================================================================


See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 X               W              FBC             FBD             FCR
OPERATIONS
Investment income (loss) -- net                    $  5,016,639    $  1,809,329    $     (2,978)   $    277,202    $     (1,594)
Net realized gain (loss) on sales of investments     (4,443,173)            427         (21,833)          2,454         (40,498)
Distributions from capital gains                        102,336              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      (123,553,064)          2,918        (213,703)        (80,226)        (12,212)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (122,877,262)      1,812,674        (238,514)        199,430         (54,304)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           61,862,093      40,646,761         886,467       2,668,681         258,872
Net transfers(1)                                    (23,844,678)    (19,821,813)      1,023,440      10,468,190         356,275
Transfers for policy loans                           (2,060,664)       (437,042)         (4,719)         17,018             118
Policy charges                                      (29,659,084)     (8,174,659)       (116,514)       (362,508)        (32,847)
Contract terminations:
   Surrender benefits                               (22,644,539)     (2,827,883)        (12,911)       (133,017)         (2,122)
   Death benefits                                      (231,592)         (5,428)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (16,578,464)      9,379,936       1,775,763      12,658,364         580,296
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     608,504,289      57,190,200         832,509         610,155          97,768
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $469,048,563    $ 68,382,810    $  2,369,758    $ 13,467,949    $    623,760
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              143,706,891      31,841,861         932,662         568,365         114,993
Contract purchase payments                           17,655,889      22,231,893       1,148,603       2,355,138         367,000
Net transfers(1)                                     (6,707,916)    (10,690,500)      1,304,048       9,255,906         472,686
Transfers for policy loans                             (569,221)       (236,543)         (6,348)         14,852            (319)
Policy charges                                       (8,838,033)     (4,524,740)       (147,971)       (315,540)        (47,066)
Contract terminations:
   Surrender benefits                                (6,640,774)     (1,637,701)        (22,889)       (121,014)         (3,205)
   Death benefits                                       (86,576)         (1,895)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    138,520,260      36,982,375       3,208,105      11,757,707         904,089
===============================================================================================================================


See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FCM             FDE             FEM             FEX             FFI
OPERATIONS
Investment income (loss) -- net                     $    271,284    $     23,759    $     (1,733)   $    314,670    $     59,892
Net realized gain (loss) on sales of investments              22            (504)         (5,648)         (5,805)          4,306
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               (642)        205,389           8,428        (260,957)        (20,534)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              270,664         228,644           1,047          47,908          43,664
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            16,733,521       1,760,295          80,158       1,177,972         890,807
Net transfers(1)                                       3,681,202      12,751,705         110,062       5,374,555       3,998,845
Transfers for policy loans                               120,463         (22,278)         (1,877)        (11,942)         78,441
Policy charges                                        (1,564,616)       (216,304)        (10,633)       (140,157)       (123,590)
Contract terminations:
    Surrender benefits                                  (474,469)        (97,627)         (7,951)        (43,525)       (202,969)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        18,496,101      14,175,791         169,759       6,356,903       4,641,534
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,096,748         269,172         109,451         745,358         127,441
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 22,863,513    $ 14,673,607    $    280,257    $  7,150,169    $  4,812,639
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,973,776         272,852         141,154         804,192         118,812
Contract purchase payments                            15,901,546       1,805,810         111,158       1,228,254         796,429
Net transfers(1)                                       3,519,286      12,965,865         146,395       5,588,192       3,564,792
Transfers for policy loans                               115,071         (22,980)         (2,622)        (12,345)         68,966
Policy charges                                        (1,459,845)       (221,761)        (14,700)       (144,145)       (109,904)
Contract terminations:
    Surrender benefits                                  (476,350)       (104,854)        (11,453)        (47,871)       (182,432)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      21,573,484      14,694,932         369,932       7,416,277       4,256,663
================================================================================================================================


See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FGB             FGR            FIE              FMF             FND
OPERATIONS
Investment income (loss) -- net                     $     27,747    $    (61,554)   $      2,749    $     27,821    $   (298,541)
Net realized gain (loss) on sales of investments             973         (90,685)        (62,256)        (28,115)        (98,898)
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (16,471)     (2,139,731)       (147,032)       (136,357)     (6,499,837)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               12,249      (2,291,970)       (206,539)       (136,651)     (6,897,276)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               330,262       4,342,085         463,028       1,038,634      21,335,131
Net transfers(1)                                       1,159,771       3,823,656         333,288       1,487,932      27,620,907
Transfers for policy loans                                 9,372         (49,913)         (3,923)         (6,583)       (211,478)
Policy charges                                           (52,396)       (548,978)        (64,007)       (201,002)     (3,469,137)
Contract terminations:
    Surrender benefits                                   (16,631)        (76,801)         (4,716)        (11,218)       (893,719)
    Death benefits                                            --              --              --              --         (24,182)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,430,378       7,490,049         723,670       2,307,763      44,357,522
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          214,503       4,494,469         476,141         566,546      33,486,784
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  1,657,130    $  9,692,548    $    993,272    $  2,737,658    $ 70,947,030
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   200,321       5,835,019         554,025         590,535      32,255,078
Contract purchase payments                               310,022       7,378,052         705,777       1,177,060      24,292,365
Net transfers(1)                                       1,085,730       6,359,146         486,714       1,708,602      31,573,158
Transfers for policy loans                                 8,601         (84,000)         (5,476)         (7,718)       (239,160)
Policy charges                                           (34,637)       (932,887)        (96,714)       (233,197)     (3,843,786)
Contract terminations:
    Surrender benefits                                   (29,169)       (165,710)         (8,265)        (14,523)     (1,227,987)
    Death benefits                                            --              --              --              --         (22,214)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,540,868      18,389,620       1,636,061       3,220,759      82,787,454
================================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FIV             FSM            FSA              FCA             FCD
OPERATIONS
Investment income (loss) -- net                     $      5,596    $    (16,478)   $    (27,393)   $    (24,701)   $    (21,168)
Net realized gain (loss) on sales of investments         (16,165)         (3,437)        (70,428)        (14,453)         (9,531)
Distributions from capital gains                              --              --              --         334,902              --
Net change in unrealized appreciation or
  depreciation of investments                           (351,202)        113,812      (1,305,987)       (873,698)        (85,311)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (361,771)         93,897      (1,403,808)       (577,950)       (116,010)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,164,888       1,054,730       2,665,080       1,824,650       1,080,947
Net transfers(1)                                       6,968,654       2,427,206       2,457,345       1,852,475       1,988,150
Transfers for policy loans                                (2,157)         (1,257)        (32,894)        (14,980)         (9,026)
Policy charges                                          (235,097)       (106,341)       (351,889)       (214,848)       (118,119)
Contract terminations:
    Surrender benefits                                   (76,699)        (21,461)        (49,191)        (46,883)        (19,496)
    Death benefits                                            --              --            (387)           (249)             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         8,819,589       3,352,877       4,688,064       3,400,165       2,922,456
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          953,239         488,242       2,448,854       1,558,023       1,026,294
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  9,411,057    $  3,935,016    $  5,733,110    $  4,380,238    $  3,832,740
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,051,789         490,112       2,824,448       1,776,427       1,024,134
Contract purchase payments                             2,671,068       1,184,811       4,226,117       2,625,264       1,193,102
Net transfers(1)                                       8,648,348       2,735,475       3,607,190       2,569,643       2,143,200
Transfers for policy loans                                (1,798)         (1,512)        (58,485)        (20,922)         (9,487)
Policy charges                                          (295,087)       (117,995)       (551,360)       (306,765)       (127,773)
Contract terminations:
    Surrender benefits                                  (103,270)        (26,732)       (102,567)        (75,807)        (24,629)
    Death benefits                                            --              --            (721)           (405)             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      11,971,050       4,264,159       9,944,622       6,567,435       4,198,547
================================================================================================================================


See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FGI             FIR            FVL              FSB             FEG
OPERATIONS
Investment income (loss) -- net                     $ (3,201,811)   $    (27,861)   $    (31,849)   $     35,729    $     (9,283)
Net realized gain (loss) on sales of investments      (2,933,104)         (2,409)         11,172          (4,724)         (5,769)
Distributions from capital gains                              --         119,628              --          19,347              --
Net change in unrealized appreciation or
  depreciation of investments                        (99,566,372)       (914,369)      2,643,243         (71,023)        (92,360)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (105,701,287)       (825,011)      2,622,566         (20,671)       (107,412)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            77,753,841       1,505,030       5,035,494         178,561         525,264
Net transfers(1)                                      (7,648,120)      4,888,535      15,843,989         822,606         448,764
Transfers for policy loans                            (1,368,069)        (11,654)       (104,394)           (193)         (5,277)
Policy charges                                       (21,171,846)       (149,791)       (819,274)        (24,247)        (62,716)
Contract terminations:
    Surrender benefits                               (15,808,740)        (61,753)       (311,321)           (505)        (22,336)
    Death benefits                                      (134,903)             --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        31,622,163       6,170,367      19,644,494         976,222         883,699
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      429,552,535       1,073,610      10,468,022         110,913         680,251
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $355,473,411    $  6,418,966    $ 32,735,082    $  1,066,464    $  1,456,538
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               241,424,864       1,184,141      10,127,452         114,256         694,763
Contract purchase payments                            53,020,512       2,193,343       4,676,098         197,146         667,584
Net transfers(1)                                      (6,089,918)      7,039,682      14,685,706         906,039         549,392
Transfers for policy loans                              (916,315)        (17,781)        (97,009)           (225)         (7,092)
Policy charges                                       (14,566,316)       (217,121)       (752,167)        (25,318)        (79,279)
Contract terminations:
    Surrender benefits                               (11,512,560)        (95,221)       (313,800)         (2,160)        (30,060)
    Death benefits                                       (97,519)             --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     261,262,748      10,087,043      28,326,280       1,189,738       1,795,308
================================================================================================================================

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FSC             FGC            FMP              FOS             FRE
OPERATIONS
Investment income (loss) -- net                     $   (139,402)   $    (32,090)   $   (111,709)   $     37,405    $     50,235
Net realized gain (loss) on sales of investments        (200,933)         (5,072)         (8,534)        (19,843)            152
Distributions from capital gains                              --          64,456              --          93,526              --
Net change in unrealized appreciation or
  depreciation of investments                         (2,186,992)        (55,494)        890,635        (609,567)        240,426
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (2,527,327)        (28,200)        770,392        (498,479)        290,813
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             5,512,027       3,112,822       6,051,309       1,147,159       1,331,548
Net transfers(1)                                       1,080,739      10,798,153      17,395,451       2,872,555       5,115,915
Transfers for policy loans                               (54,010)        (37,999)        (62,449)          5,687         (15,021)
Policy charges                                          (896,468)       (347,152)       (733,225)       (130,123)       (145,426)
Contract terminations:
    Surrender benefits                                  (363,757)        (93,786)       (325,397)        (39,954)        (47,013)
    Death benefits                                             2              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         5,278,533      13,432,038      22,325,689       3,855,324       6,240,003
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       15,823,631       1,290,219       3,566,086       1,058,653         270,326
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 18,574,837    $ 14,694,057    $ 26,662,167    $  4,415,498    $  6,801,142
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                11,310,722       1,301,749       3,029,401       1,199,790         233,481
Contract purchase payments                             4,926,566       3,506,577       5,604,627       1,555,019       1,123,509
Net transfers(1)                                         911,031      12,164,327      16,056,885       3,924,125       4,312,862
Transfers for policy loans                               (45,167)        (42,689)        (57,806)          8,275         (12,370)
Policy charges                                          (766,510)       (402,719)       (670,873)       (211,784)       (121,050)
Contract terminations:
    Surrender benefits                                  (384,875)       (114,594)       (311,313)        (60,943)        (41,377)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      15,951,767      16,412,651      23,650,921       6,414,482       5,495,055
================================================================================================================================


See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FSV             FIF            FIS              FSE             FUE
OPERATIONS
Investment income (loss) -- net                     $     (8,612)   $    176,451    $      4,400    $     (3,432)   $     (1,797)
Net realized gain (loss) on sales of investments          (1,120)        (62,796)         (1,726)              6         (25,308)
Distributions from capital gains                          22,083       2,042,062              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            220,369      (3,718,196)         10,284         154,305        (221,732)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              232,720      (1,562,479)         12,958         150,879        (248,837)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               569,755       2,572,929         151,470         655,902       1,226,054
Net transfers(1)                                       3,096,275       2,302,950         426,979       1,523,872       3,053,969
Transfers for policy loans                               (28,129)        (38,402)          2,266            (706)         (8,602)
Policy charges                                           (72,560)       (454,687)        (16,853)        (72,534)       (150,419)
Contract terminations:
    Surrender benefits                                   (43,564)       (204,020)         (1,953)        (17,414)        (46,506)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         3,521,777       4,178,770         561,909       2,089,120       4,074,496
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           92,256       8,711,516          68,626         348,086       1,105,891
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  3,846,753    $ 11,327,807    $    643,493    $  2,588,085    $  4,931,550
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    81,251       8,063,174          70,298         342,767       1,219,898
Contract purchase payments                               475,499       2,714,664         166,395         666,975       1,530,116
Net transfers(1)                                       2,568,198       2,559,582         464,228       1,541,676       3,741,449
Transfers for policy loans                               (22,807)        (36,582)          2,627            (702)        (11,031)
Policy charges                                           (60,534)       (450,482)        (16,869)        (72,187)       (185,557)
Contract terminations:
    Surrender benefits                                   (37,353)       (254,486)         (3,639)        (19,069)        (60,891)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,004,254      12,595,870         683,040       2,459,460       6,233,984
================================================================================================================================


See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FMC             FAG            FGT              FIG             FIP
OPERATIONS
Investment income (loss) -- net                     $     66,288    $    (52,502)   $    (10,498)   $    (10,803)   $    (11,408)
Net realized gain (loss) on sales of investments             366         (53,697)       (123,280)        (25,760)         (2,344)
Distributions from capital gains                         536,576              --              --              --           5,234
Net change in unrealized appreciation or
  depreciation of investments                            107,132      (2,638,902)     (1,971,927)     (1,719,334)       (277,122)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              710,362      (2,745,101)     (2,105,705)     (1,755,897)       (285,640)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,152,879       3,636,498       2,536,255       4,364,965         578,101
Net transfers(1)                                       9,150,524       3,030,827       1,916,159       9,158,545       2,520,884
Transfers for policy loans                                 4,895         (33,614)        (24,328)        (51,798)          6,010
Policy charges                                          (217,365)       (470,748)       (315,276)       (536,904)        (57,004)
Contract terminations:
    Surrender benefits                                   (97,853)        (93,994)        (90,030)       (201,395)        (27,352)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,993,080       6,068,969       4,022,780      12,733,413       3,020,639
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          392,653       4,462,781       3,876,901       4,782,730         275,666
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 12,096,095    $  7,786,649    $  5,793,976    $ 15,760,246    $  3,010,665
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   327,812       5,937,849       5,390,454       5,721,975         286,622
Contract purchase payments                             1,722,481       7,073,842       5,077,086       6,590,352         758,423
Net transfers(1)                                       7,291,486       5,488,616       3,387,534      13,733,647       3,218,970
Transfers for policy loans                                 4,955         (70,479)        (54,370)        (70,631)          8,482
Policy charges                                          (172,247)       (888,193)       (594,369)       (791,024)        (73,707)
Contract terminations:
    Surrender benefits                                   (79,463)       (231,402)       (237,359)       (335,211)        (39,405)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       9,095,024      17,310,233      12,968,976      24,849,108       4,159,385
================================================================================================================================


See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FGW             FDS            FPH              FIN             FNO
OPERATIONS
Investment income (loss) -- net                     $    (48,132)   $    (54,661)   $    389,009    $    (40,682)   $ (2,749,346)
Net realized gain (loss) on sales of investments          (9,055)        (10,930)        (37,294)         (3,812)     (6,042,819)
Distributions from capital gains                          26,071         123,787              --              --      57,825,740
Net change in unrealized appreciation or
  depreciation of investments                           (985,505)        158,445        (280,601)     (1,266,992)   (169,289,316)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (1,016,621)        216,641          71,114      (1,311,486)   (120,255,741)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,781,376       2,997,082         836,537       2,798,761      74,138,723
Net transfers(1)                                       8,188,452       6,915,600       1,174,318       1,854,797      (6,933,256)
Transfers for policy loans                                (2,106)        (24,881)            990         (14,364)       (896,264)
Policy charges                                          (330,806)       (357,577)       (207,408)       (326,891)    (17,582,750)
Contract terminations:
    Surrender benefits                                   (99,597)        (97,971)        (31,390)        (77,163)    (13,115,244)
    Death benefits                                            --              --              --          (2,728)        (30,810)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,537,319       9,432,253       1,773,047       4,232,412      35,580,399
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,008,415       2,433,881       2,523,119       3,216,828     372,505,272
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 11,529,113    $ 12,082,775    $  4,367,280    $  6,137,754    $287,829,930
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,175,333       2,518,391       2,796,817       4,467,894     205,937,600
Contract purchase payments                             3,896,557       3,463,153         907,181       5,108,520      53,652,825
Net transfers(1)                                      11,308,702       7,892,126       1,267,717       3,267,247      (6,726,326)
Transfers for policy loans                                (1,609)        (29,255)            865         (24,807)       (618,972)
Policy charges                                          (455,201)       (407,724)       (212,718)       (585,031)    (12,643,365)
Contract terminations:
    Surrender benefits                                  (160,276)       (121,374)        (46,566)       (166,578)    (10,171,494)
    Death benefits                                            --              --              --          (5,311)        (64,469)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      16,763,506      13,315,317       4,713,296      12,061,934     229,365,799
================================================================================================================================


See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FVS             FMI            FVA              FIC             FSP
OPERATIONS
Investment income (loss) -- net                     $    (50,523)   $    (44,746)   $    (76,224)   $    (24,490)   $    (33,500)
Net realized gain (loss) on sales of investments         (73,134)            821           7,330         (14,104)         (2,756)
Distributions from capital gains                         519,406         204,020          93,713         578,266              --
Net change in unrealized appreciation or
  depreciation of investments                         (2,233,239)      1,289,677       1,362,113      (1,125,768)        577,467
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (1,837,490)      1,449,772       1,386,932        (586,096)        541,211
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             3,685,759       2,331,902       4,615,329       1,433,063       1,891,301
Net transfers(1)                                       3,488,285      10,090,450      21,974,741       2,636,427       6,850,038
Transfers for policy loans                               (40,053)        (28,008)        (12,197)        (12,271)        (10,121)
Policy charges                                          (434,660)       (246,708)       (514,306)       (158,779)       (202,873)
Contract terminations:
    Surrender benefits                                   (89,459)        (89,874)       (211,005)        (55,323)        (97,572)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         6,609,872      12,057,762      25,852,562       3,843,117       8,430,773
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,631,022         843,356         814,032       1,468,404         940,350
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  8,403,404    $ 14,350,890    $ 28,053,526    $  4,725,425    $  9,912,334
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 4,011,016         735,242         645,018       1,980,589         889,813
Contract purchase payments                             5,781,472       1,754,786       3,427,544       2,298,405       1,723,377
Net transfers(1)                                       5,190,217       7,515,629      16,219,430       4,239,117       6,165,569
Transfers for policy loans                               (59,373)        (19,431)         (7,331)        (19,165)         (8,880)
Policy charges                                          (671,376)       (183,233)       (390,834)       (224,417)       (181,091)
Contract terminations:
    Surrender benefits                                  (164,987)        (70,057)       (163,192)       (117,965)        (91,361)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      14,086,969       9,732,936      19,730,635       8,156,564       8,497,427
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES  OF                                                      SHARES
----------------------------------------------------------------------------------------------------------------
U              IDS Life Series Fund - Equity Portfolio                                                43,705,307
FEI            IDS Life Series Fund - Equity Income Portfolio                                            873,482
Y              IDS Life Series Fund - Government Securities Portfolio                                  2,259,642
V              IDS Life Series Fund - Income Portfolio                                                 9,219,202
IL             IDS Life Series Fund - International Equity Portfolio                                  17,688,448

X              IDS Life Series Fund - Managed Portfolio                                               28,294,619
W              IDS Life Series Fund - Money Market Portfolio                                          62,919,263
FBC            AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                      439,024
FBD            AXP(R) Variable Portfolio - Bond Fund(1)                                                2,910,030
FCR            AXP(R) Variable Portfolio - Capital Resource Fund                                          80,378

FCM            AXP(R) Variable Portfolio - Cash Management Fund                                       31,893,391
FDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund                              3,356,003
FEM            AXP(R) Variable Portfolio - Emerging Markets Fund                                         170,614
FEX            AXP(R) Variable Portfolio - Extra Income Fund(2)                                        2,689,764
FFI            AXP(R) Variable Portfolio - Federal Income Fund(3)                                      1,760,360

FGB            AXP(R) Variable Portfolio - Global Bond Fund                                              609,315
FGR            AXP(R) Variable Portfolio - Growth Fund                                                 2,372,483
FIE            AXP(R) Variable Portfolio - International Fund                                            202,651
FMF            AXP(R) Variable Portfolio - Managed Fund                                                  328,552
FND            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      7,207,728

FIV            AXP(R) Variable Portfolio - S&P 500 Index Fund                                          2,789,554
FSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund                                      741,188
FSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund                                      890,152
FCA            AIM V.I. Capital Appreciation Fund, Series I Shares                                       361,831
FCD            AIM V.I. Capital Development Fund, Series I Shares                                        517,383

FGI            AIM V.I. Core Equity Fund, Series I Shares                                             16,373,909
FIR            American Century(R) VP International, Class I                                           2,086,694
FVL            American Century(R) VP Value, Class I                                                   8,802,155
FSB            Calvert Variable Series, Inc. Social Balanced Portfolio                                 1,410,412
FEG            Credit Suisse Trust - Emerging Growth Portfolio                                           168,665

FSC            Credit Suisse Trust - Small Cap Growth Portfolio                                        1,577,038
FGC            Fidelity(R) VIP Growth & Income Portfolio Service Class                                 3,312,837
FMP            Fidelity(R) VIP Mid Cap Portfolio Service Class                                         3,039,423
FOS            Fidelity(R) VIP Overseas Portfolio Service Class                                          625,987
FRE            FTVIPT Franklin Real Estate Fund - Class 2                                              1,192,401

FSV            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                               1,016,909
FIF            FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                   2,050,535
FSE            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                          546,287
FUE            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                             1,025,612
FMC            Goldman Sachs VIT Mid Cap Value Fund                                                    3,201,201

FGT            Janus Aspen Series Global Technology Portfolio: Service Shares                          1,924,991
FIG            Janus Aspen Series International Growth Portfolio: Service Shares                       1,119,084
FAG            Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                               485,754
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
FIP            Lazard Retirement International Equity Portfolio                                          758,225

FGW            MFS(R) Investors Growth Stock Series - Service Class                                    2,098,368
FDS            MFS(R) New Discovery Series - Service Class                                             1,599,939
FPH            Putnam VT High Yield Fund - Class IB Shares                                             1,035,470
FIN            Putnam VT International New Opportunities Fund - Class IB Shares                          885,389
FNO            Putnam VT New Opportunities Fund - Class IA Shares                                     16,189,228

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                                        SHARES
----------------------------------------------------------------------------------------------------------------
FVS            Putnam VT Vista Fund - Class IB Shares                                                  1,017,530
FMI            Royce Micro-Cap Portfolio                                                               5,078,350
FVA            Third Avenue Value Portfolio                                                            3,348,420
FIC            Wanger International Small Cap                                                            786,484
FSP            Wanger U.S. Smaller Companies                                                           1,201,968

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.
(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.
(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the American Express Variable Second-To-Die Life Insurance(SM) Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES
IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

5. SURRENDER CHARGES
IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS
Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the IDS Life Series Funds and American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets and in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                                       PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                                                                               0.70%
IDS Life Series Fund - Equity Income Portfolio                                                                        0.70%
IDS Life Series Fund - Government Securities Portfolio                                                                0.70%
IDS Life Series Fund - Income Portfolio                                                                               0.70%
IDS Life Series Fund - International Equity Portfolio                                                                 0.95%

IDS Life Series Fund - Managed Portfolio                                                                              0.70%
IDS Life Series Fund - Money Market Portfolio                                                                         0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                       0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                                      0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                                          0.630% to 0.570%

AXP(R) Variable Portfolio - Cash Management Fund                                                           0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                          1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                                                              0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                            0.610% to 0.535%

AXP(R) Variable Portfolio - Global Bond Fund                                                               0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                                    0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                             0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                                   0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                         0.630% to 0.570%

AXP(R) Variable Portfolio - S&P 500 Index Fund                                                             0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                       0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                       0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                             MAXIMUM                    MAXIMUM
                                                                           ADJUSTMENT                 ADJUSTMENT
FUND                                                                 (PRIOR TO DEC. 1, 2002)     (AFTER DEC. 1, 2002)
---------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                   0.08%                    0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                       N/A                     0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                             0.08%                    0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                                      0.12%                    0.12%
AXP(R) Variable Portfolio - Growth Fund                                                0.12%                    0.12%

AXP(R) Variable Portfolio - International Fund                                          N/A                     0.12%
AXP(R) Variable Portfolio - Managed Fund                                                N/A                     0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      N/A                     0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   0.12%                    0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                    N/A                     0.12%

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%

AXP(R) Variable Portfolio - Emerging Markets Fund                               0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%

AXP(R) Variable Portfolio - International Fund                                  0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                            0.060% to 0.035%

The IDS Life Series Funds and American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT   INVESTMENT                                                            PURCHASES
----------------------------------------------------------------------------------------------
U            IDS Life Series Fund - Equity Portfolio                             $  20,128,674
FEI          IDS Life Series Fund - Equity Income Portfolio                          3,620,781
Y            IDS Life Series Fund - Government Securities Portfolio                  7,839,582
V            IDS Life Series Fund - Income Portfolio                                 7,188,231
IL           IDS Life Series Fund - International Equity Portfolio                   6,776,852

X            IDS Life Series Fund - Managed Portfolio                               13,455,391
W            IDS Life Series Fund - Money Market Portfolio                          16,603,607
FBC          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                    1,398,193
FBD          AXP(R) Variable Portfolio - Bond Fund                                  18,064,522
FCR          AXP(R) Variable Portfolio - Capital Resource Fund                         974,239

FCM          AXP(R) Variable Portfolio - Cash Management Fund                       25,644,623
FDE          AXP(R) Variable Portfolio - Diversified Equity Income Fund             18,188,980
FEM          AXP(R) Variable Portfolio - Emerging Markets Fund                       1,079,153
FEX          AXP(R) Variable Portfolio - Extra Income Fund                          10,369,969
FFI          AXP(R) Variable Portfolio - Federal Income Fund                        14,717,639

FGB          AXP(R) Variable Portfolio - Global Bond Fund                            4,732,088
FGR          AXP(R) Variable Portfolio - Growth Fund                                 5,326,808
FIE          AXP(R) Variable Portfolio - International Fund                            820,166
FMF          AXP(R) Variable Portfolio - Managed Fund                                2,786,432
FND          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     40,845,883

FIV          AXP(R) Variable Portfolio - S&P 500 Index Fund                         11,916,330
FSM          AXP(R) Variable Portfolio - Small Cap Advantage Fund                    3,817,278
FSA          AXP(R) Variable Portfolio - Strategy Aggressive Fund                    2,022,775
FCA          AIM V.I. Capital Appreciation Fund, Series I Shares                     3,153,503
FCD          AIM V.I. Capital Development Fund, Series I Shares                      2,773,574

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

SUBACCOUNT   INVESTMENT                                                                           PURCHASES
-------------------------------------------------------------------------------------------------------------
FGI          AIM V.I. Core Equity Fund, Series I Shares                                         $  14,886,423
FIR          American Century(R) VP International, Class I                                          7,108,193
FVL          American Century(R) VP Value, Class I                                                 30,195,164
FSB          Calvert Variable Series, Inc. Social Balanced Portfolio                                1,391,493
FEG          Credit Suisse Trust - Emerging Growth Portfolio                                          464,966

FSC          Credit Suisse Trust - Small Cap Growth Portfolio                                       3,804,670
FGC          Fidelity(R) VIP Growth & Income Portfolio Service Class                               25,797,107
FMP          Fidelity(R) VIP Mid Cap Portfolio Service Class                                       31,734,981
FOS          Fidelity(R) VIP Overseas Portfolio Service Class                                       4,345,466
FRE          FTVIPT Franklin Real Estate Fund - Class 2                                            15,232,350

FSV          FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              7,165,504
FIF          FTVIPT Templeton Foreign Securities Fund - Class 2                                    11,966,020
FSE          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                       3,404,881
FUE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            5,788,416
FMC          Goldman Sachs VIT Mid Cap Value Fund                                                  24,289,224

FGT          Janus Aspen Series Global Technology Portfolio: Service Shares                         1,956,884
FIG          Janus Aspen Series International Growth Portfolio: Service Shares                      9,585,775
FAG          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                            2,866,786
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
FIP          Lazard Retirement International Equity Portfolio                                       3,783,141

FGW          MFS(R) Investors Growth Stock Series - Service Class                                   8,317,761
FDS          MFS(R) New Discovery Series - Service Class                                           10,427,781
FPH          Putnam VT High Yield Fund - Class IB Shares                                            4,040,019
FIN          Putnam VT International New Opportunities Fund - Class IB Shares                       2,583,947
FNO          Putnam VT New Opportunities Fund - Class IA Shares                                    14,134,153

FVS          Putnam VT Vista Fund - Class IB Shares                                                 3,131,973
FMI          Royce Micro-Cap Portfolio                                                             31,092,195
FVA          Third Avenue Value Portfolio                                                          29,235,042
FIC          Wanger International Small Cap                                                         7,055,294
FSP          Wanger U.S. Smaller Companies                                                         15,731,564

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                          U           FEI           Y            V            IL
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     5.79   $     0.97   $     2.37   $     2.39   $     2.16
At Dec. 31, 2001                      $     3.93   $     0.98   $     2.49   $     2.57   $     1.54
At Dec. 31, 2002                      $     2.57   $     0.78   $     2.72   $     2.75   $     1.26
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         213,092        5,554        7,244       36,653      142,157
At Dec. 31, 2002                         193,612        8,661        8,993       32,957      125,216
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  836,966   $    5,417   $   18,071   $   94,067   $  219,175
At Dec. 31, 2002                      $  496,983   $    6,785   $   24,467   $   90,521   $  157,601
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.13%        1.15%        5.12%        6.16%        0.93%
For the year ended Dec. 31, 2002            0.34%        1.55%        4.34%        5.15%        0.74%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (32.12%)       1.03%        5.06%        7.53%      (28.70%)
For the year ended Dec. 31, 2002          (34.61%)     (20.41%)       9.24%        7.00%      (18.18%)
----------------------------------------------------------------------------------------------------

                                          X            W           FBC          FBD          FCR
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     4.23   $     1.80   $     0.89   $     1.07   $     0.85
At Dec. 31, 2001                      $     3.39   $     1.85   $     0.74   $     1.15   $     0.69
At Dec. 31, 2002                      $     2.57   $     1.86   $     0.57   $     1.20   $     0.53
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         138,520       36,982        3,208       11,758          904
At Dec. 31, 2002                         123,110       33,821        4,869       25,601        2,365
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  469,049   $   68,383   $    2,370   $   13,468   $      624
At Dec. 31, 2002                      $  316,248   $   62,782   $    2,757   $   30,671   $    1,261
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            1.90%        3.75%        0.71%        6.31%        0.41%
For the year ended Dec. 31, 2002            1.73%        1.30%        0.81%        5.11%        0.56%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (19.86%)       2.78%      (16.85%)       7.48%      (18.82%)
For the year ended Dec. 31, 2002          (24.19%)       0.54%      (22.97%)       4.35%      (23.19%)
----------------------------------------------------------------------------------------------------

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

                                         FCM          FDE          FEM          FEX          FFI
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.03   $     0.99   $     0.78   $     0.93   $     1.07
At Dec. 31, 2001                      $     1.06   $     1.00   $     0.76   $     0.96   $     1.13
At Dec. 31, 2002                      $     1.06   $     0.80   $     0.71   $     0.89   $     1.19
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          21,573       14,695          370        7,416        4,257
At Dec. 31, 2002                          30,036       33,573        1,680       17,181       15,724
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   22,864   $   14,674   $      280   $    7,150   $    4,813
At Dec. 31, 2002                      $   31,911   $   26,902   $    1,193   $   15,347   $   18,645
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            3.13%        1.41%        0.02%       10.78%        4.42%
For the year ended Dec. 31, 2002            1.14%        1.63%          --         7.65%        2.89%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            2.91%        1.01%       (2.56%)       3.23%        5.61%
For the year ended Dec. 31, 2002            0.00%      (20.00%)      (6.58%)      (7.29%)       5.31%
----------------------------------------------------------------------------------------------------

                                         FGB          FGR          FIE          FMF          FND
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.07   $     0.77   $     0.86   $     0.96   $     1.04
At Dec. 31, 2001                      $     1.08   $     0.53   $     0.61   $     0.85   $     0.86
At Dec. 31, 2002                      $     1.23   $     0.39   $     0.49   $     0.73   $     0.66
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           1,541       18,390        1,636        3,221       82,787
At Dec. 31, 2002                           5,217       29,573        2,713        5,364      134,661
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    1,657   $    9,693   $      993   $    2,738   $   70,947
At Dec. 31, 2002                      $    6,393   $   11,415   $    1,335   $    3,935   $   89,327
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            4.25%          --         1.29%        2.63%        0.26%
For the year ended Dec. 31, 2002            4.82%        0.09%        1.03%        2.69%        0.52%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            0.93%      (31.17%)     (29.07%)     (11.46%)     (17.31%)
For the year ended Dec. 31, 2002           13.89%      (26.42%)     (19.67%)     (14.12%)     (23.26%)
----------------------------------------------------------------------------------------------------

                                         FIV          FSM          FSA          FCA          FCD
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.91   $     1.00   $     0.87   $     0.88   $     1.00
At Dec. 31, 2001                      $     0.79   $     0.92   $     0.58   $     0.67   $     0.91
At Dec. 31, 2002                      $     0.60   $     0.76   $     0.39   $     0.50   $     0.71
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          11,971        4,264        9,945        6,567        4,199
At Dec. 31, 2002                          27,757        8,489       13,007       11,893        6,829
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    9,411   $    3,935   $    5,733   $    4,380   $    3,833
At Dec. 31, 2002                      $   16,779   $    6,438   $    5,057   $    5,945   $    4,858
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            1.03%          --         0.23%          --           --
For the year ended Dec. 31, 2002            1.01%          --           --           --           --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (13.19%)      (8.00%)     (33.33%)     (23.86%)      (9.00%)
For the year ended Dec. 31, 2002          (24.05%)     (17.39%)     (32.76%)     (25.37%)     (21.98%)
----------------------------------------------------------------------------------------------------

                                         FGI          FIR          FVL          FSB          FEG
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.78   $     0.91   $     1.03   $     0.97   $     0.98
At Dec. 31, 2001                      $     1.36   $     0.64   $     1.16   $     0.90   $     0.81
At Dec. 31, 2002                      $     1.14   $     0.50   $     1.00   $     0.78   $     0.57
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         261,263       10,087       28,326        1,190        1,795
At Dec. 31, 2002                         244,398       21,650       53,830        2,712        2,256
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  355,473   $    6,419   $   32,735   $    1,066   $    1,457
At Dec. 31, 2002                      $  278,193   $   10,872   $   53,869   $    2,116   $    1,282
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.05%        0.03%        0.73%        8.94%          --
For the year ended Dec. 31, 2002            0.32%        0.62%        0.70%        3.89%          --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (23.60%)     (29.67%)      12.62%       (7.22%)     (17.35%)
For the year ended Dec. 31, 2002          (16.18%)     (21.88%)     (13.79%)     (13.33%)     (29.63%)
----------------------------------------------------------------------------------------------------

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

                                         FSC          FGC          FMP          FOS          FRE
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.40   $     0.99   $     1.18   $     0.88   $     1.16
At Dec. 31, 2001                      $     1.16   $     0.90   $     1.13   $     0.69   $     1.24
At Dec. 31, 2002                      $     0.77   $     0.74   $     1.01   $     0.54   $     1.25
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          15,952       16,413       23,651        6,414        5,495
At Dec. 31, 2002                          19,146       48,405       52,717       12,601       17,027
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   18,575   $   14,694   $   26,662   $    4,415   $    6,801
At Dec. 31, 2002                      $   14,651   $   35,779   $   53,068   $    6,848   $   21,320
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --         0.33%          --         2.48%        2.84%
For the year ended Dec. 31, 2002              --         0.78%        0.59%        0.53%        2.56%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (17.14%)      (9.09%)      (4.24%)     (21.59%)       6.90%
For the year ended Dec. 31, 2002          (33.62%)     (17.78%)     (10.62%)     (21.74%)       0.81%
----------------------------------------------------------------------------------------------------

                                         FSV          FIF          FSE          FUE          FMC
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.14   $     1.08   $     1.02   $     0.91   $     1.20
At Dec. 31, 2001                      $     1.28   $     0.90   $     1.05   $     0.79   $     1.33
At Dec. 31, 2002                      $     1.15   $     0.73   $     0.89   $     0.61   $     1.26
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           3,004       12,596        2,459        6,234        9,095
At Dec. 31, 2002                           8,488       26,610        5,662       14,220       27,025
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    3,847   $   11,328   $    2,588   $    4,932   $   12,096
At Dec. 31, 2002                      $    9,772   $   19,316   $    5,020   $    8,707   $   33,965
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.28%        2.82%        0.60%        0.83%        2.49%
For the year ended Dec. 31, 2002            0.37%        1.56%        0.36%        0.78%        1.50%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           12.28%      (16.67%)       2.94%      (13.19%)      10.83%
For the year ended Dec. 31, 2002          (10.16%)     (18.89%)     (15.24%)     (22.78%)      (5.26%)
----------------------------------------------------------------------------------------------------

                                         FGT          FIG          FAG          FIP          FGW
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.72   $     0.84   $     0.75   $     0.96   $     0.92
At Dec. 31, 2001                      $     0.45   $     0.63   $     0.45   $     0.72   $     0.69
At Dec. 31, 2002                      $     0.26   $     0.47   $     0.32   $     0.64   $     0.49
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          12,969       24,849       17,310        4,159       16,764
At Dec. 31, 2002                          17,740       41,200       23,673        9,601       29,771
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    5,794   $   15,760   $    7,787   $    3,011   $   11,529
At Dec. 31, 2002                      $    4,639   $   19,226   $    7,587   $    6,149   $   14,668
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.66%        0.78%          --         0.01%        0.04%
For the year ended Dec. 31, 2002              --         0.72%          --         0.09%          --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (37.50%)     (25.00%)     (40.00%)     (25.00%)     (25.00%)
For the year ended Dec. 31, 2002          (42.22%)     (25.40%)     (28.89%)     (11.11%)     (28.99%)
----------------------------------------------------------------------------------------------------

                                         FDS          FPH          FIN          FNO          FVS
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.97   $     0.90   $     0.72   $     1.81   $     0.91
At Dec. 31, 2001                      $     0.91   $     0.93   $     0.51   $     1.25   $     0.60
At Dec. 31, 2002                      $     0.61   $     0.91   $     0.44   $     0.87   $     0.41
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          13,315        4,713       12,062      229,366       14,087
At Dec. 31, 2002                          27,079        8,008       17,014      216,999       19,518
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   12,083   $    4,367   $    6,138   $  287,830   $    8,403
At Dec. 31, 2002                      $   16,607   $    7,300   $    7,411   $  188,119   $    8,008
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --        11.98%          --           --           --
For the year ended Dec. 31, 2002              --        10.20%        0.60%          --           --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (6.19%)       3.33%      (29.17%)     (30.94%)     (34.07%)
For the year ended Dec. 31, 2002          (32.97%)      (2.15%)     (13.73%)     (30.40%)     (31.67%)
----------------------------------------------------------------------------------------------------

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

                                         FMI          FVA          FIC          FSP
                                      -------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.15   $     1.26   $     0.74   $     1.06
At Dec. 31, 2001                      $     1.47   $     1.42   $     0.58   $     1.17
At Dec. 31, 2002                      $     1.27   $     1.26   $     0.49   $     0.96
---------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           9,733       19,731        8,157        8,497
At Dec. 31, 2002                          30,316       39,900       21,097       23,134
---------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   14,351   $   28,054   $    4,725   $    9,912
At Dec. 31, 2002                      $   38,595   $   50,193   $   10,437   $   22,248
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --         0.14%          --         0.03%
For the year ended Dec. 31, 2002              --         0.22%          --           --
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           27.83%       12.70%      (21.62%)      10.38%
For the year ended Dec. 31, 2002          (13.61%)     (11.27%)     (15.52%)     (17.95%)
---------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

  AMERICAN EXPRESS VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2002 ANNUAL REPORT

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                 S-6196 N (5/03)